UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

Tax-Free High Yield Fund

Investor Class (PRFHX)

This annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Investor Class	$69	0.67%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, an overweight allocation to revenue-backed bonds, along with positioning within the revenue sector, contributed to the fund’s relative performance, with an overweight to life care revenue bonds being a significant positive factor. Security selection among public power, dedicated tax, and industrial revenue/pollution control revenue bonds also added value.

  Conversely, selection in the life care, hospital, and student housing revenue subsectors detracted from relative performance. The portfolio’s longer-than-benchmark average duration profile hampered relative results as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve was a modest detractor.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to life care and industrial revenue/pollution control revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,971	9,986	9,983
2015	10,022	9,932	9,902
2015	10,175	9,974	10,131
2016	10,390	10,150	10,332
2016	10,655	10,285	10,530
2016	10,928	10,524	10,806
2016	10,335	10,191	10,180
2017	10,560	10,294	10,535
2017	10,883	10,448	10,800
2017	11,030	10,576	10,954
2017	11,066	10,518	10,896
2018	11,066	10,346	10,881
2018	11,223	10,409	11,116
2018	11,311	10,465	11,223
2018	11,164	10,377	11,174
2019	11,402	10,674	11,437
2019	11,878	11,075	11,881
2019	12,249	11,530	12,245
2019	12,226	11,497	12,232
2020	12,673	11,921	12,715
2020	11,478	12,118	12,096
2020	12,183	12,276	12,554
2020	12,470	12,334	12,772
2021	12,761	12,086	12,871
2021	13,164	12,068	13,187
2021	13,410	12,266	13,357
2021	13,433	12,192	13,354
2022	13,043	11,766	12,970
2022	12,316	11,076	12,316
2022	12,041	10,853	12,138
2022	11,707	10,627	12,008
2023	11,786	10,622	12,115
2023	11,953	10,839	12,263
2023	11,939	10,724	12,296
2023	12,100	10,752	12,589
2024	12,616	10,976	12,893
2024	12,636	10,980	12,824
2024	13,197	11,506	13,311
2024	13,388	11,491	13,488
2025	13,430	11,613	13,505

202501-4140694, 202504-4215316

F59-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Free High Yield Fund (Investor Class)	6.45%	1.17%	2.99%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.51
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.74	1.21	3.05

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,526,690
  Number of Portfolio Holdings1,019
  Investment Advisory Fees Paid (000s)$16,225
  Portfolio Turnover Rate14.2%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.0%
AA Rated	7.5
A Rated	10.9
BBB Rated	18.3
BB Rated and Below	16.1
Not Rated	45.4
Reserves	0.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.1%
Transportation	12.8
Housing	8.2
Education	7.8
Special Tax	7.5
Industrial & Pollution Control	7.2
General Obligations - State	3.9
Water & Sewer	3.2
General Obligations - Local	2.8
Other	25.5

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.45% and lower the class’s total expense limit to 0.80%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free High Yield Fund

Investor Class (PRFHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Tax-Free High Yield Fund

Advisor Class (PATFX)

This annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Advisor Class	$105	1.02%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, an overweight allocation to revenue-backed bonds, along with positioning within the revenue sector, contributed to the fund’s relative performance, with an overweight to life care revenue bonds being a significant positive factor. Security selection among public power, dedicated tax, and industrial revenue/pollution control revenue bonds also added value.

  Conversely, selection in the life care, hospital, and student housing revenue subsectors detracted from relative performance. The portfolio’s longer-than-benchmark average duration profile hampered relative results as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve was a modest detractor.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to life care and industrial revenue/pollution control revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,962	9,986	9,983
2015	10,004	9,932	9,902
2015	10,148	9,974	10,131
2016	10,353	10,150	10,332
2016	10,620	10,285	10,530
2016	10,891	10,524	10,806
2016	10,292	10,191	10,180
2017	10,543	10,294	10,535
2017	10,856	10,448	10,800
2017	11,002	10,576	10,954
2017	11,030	10,518	10,896
2018	11,014	10,346	10,881
2018	11,170	10,409	11,116
2018	11,247	10,465	11,223
2018	11,093	10,377	11,174
2019	11,320	10,674	11,437
2019	11,780	11,075	11,881
2019	12,132	11,530	12,245
2019	12,101	11,497	12,232
2020	12,531	11,921	12,715
2020	11,338	12,118	12,096
2020	12,033	12,276	12,554
2020	12,306	12,334	12,772
2021	12,583	12,086	12,871
2021	12,969	12,068	13,187
2021	13,210	12,266	13,357
2021	13,223	12,192	13,354
2022	12,822	11,766	12,970
2022	12,103	11,076	12,316
2022	11,827	10,853	12,138
2022	11,492	10,627	12,008
2023	11,553	10,622	12,115
2023	11,706	10,839	12,263
2023	11,694	10,724	12,296
2023	11,831	10,752	12,589
2024	12,322	10,976	12,893
2024	12,330	10,980	12,824
2024	12,877	11,506	13,311
2024	13,051	11,491	13,488
2025	13,081	11,613	13,505

202501-4140694, 202504-4215316

F259-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Free High Yield Fund (Advisor Class)	6.17%	0.86%	2.72%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.51
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.74	1.21	3.05

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,526,690
  Number of Portfolio Holdings1,019
  Investment Advisory Fees Paid (000s)$16,225
  Portfolio Turnover Rate14.2%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.0%
AA Rated	7.5
A Rated	10.9
BBB Rated	18.3
BB Rated and Below	16.1
Not Rated	45.4
Reserves	0.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.1%
Transportation	12.8
Housing	8.2
Education	7.8
Special Tax	7.5
Industrial & Pollution Control	7.2
General Obligations - State	3.9
Water & Sewer	3.2
General Obligations - Local	2.8
Other	25.5

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.45% and lower the class’s total expense limit to 1.05%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free High Yield Fund

Advisor Class (PATFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Tax-Free High Yield Fund

I Class (PTYIX)

This annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - I Class	$56	0.54%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, an overweight allocation to revenue-backed bonds, along with positioning within the revenue sector, contributed to the fund’s relative performance, with an overweight to life care revenue bonds being a significant positive factor. Security selection among public power, dedicated tax, and industrial revenue/pollution control revenue bonds also added value.

  Conversely, selection in the life care, hospital, and student housing revenue subsectors detracted from relative performance. The portfolio’s longer-than-benchmark average duration profile hampered relative results as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve was a modest detractor.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to life care and industrial revenue/pollution control revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	497,488	498,674	497,754
2/28/17	508,433	503,720	515,134
5/31/17	524,104	511,246	528,077
8/31/17	531,286	517,530	535,599
11/30/17	533,171	514,702	532,794
2/28/18	533,312	506,265	532,042
5/31/18	541,034	509,331	543,548
8/31/18	544,939	512,100	548,774
11/30/18	538,456	507,795	546,353
2/28/19	550,128	522,312	559,250
5/31/19	573,217	541,930	580,948
8/31/19	591,237	564,193	598,719
11/30/19	590,289	562,592	598,086
2/29/20	611,972	583,332	621,721
5/31/20	554,414	592,956	591,472
8/31/20	588,618	600,715	613,855
11/30/20	602,656	603,570	624,510
2/28/21	616,347	591,403	629,369
5/31/21	636,516	590,555	644,804
8/31/21	648,576	600,209	653,120
11/30/21	649,882	596,608	652,955
2/28/22	631,215	575,765	634,184
5/31/22	596,274	541,999	602,187
8/31/22	583,162	531,089	593,485
11/30/22	567,095	520,006	587,133
2/28/23	571,174	519,790	592,386
5/31/23	579,419	530,385	599,605
8/31/23	578,922	524,752	601,231
11/30/23	586,926	526,141	615,538
2/29/24	611,569	537,084	630,438
5/31/24	612,718	537,310	627,059
8/31/24	640,758	563,042	650,878
11/30/24	650,259	562,314	659,515
2/28/25	652,480	568,279	660,336

202501-4140694, 202504-4215316

F239-052 4/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Tax-Free High Yield Fund (I Class)	6.69%	1.29%	3.28%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.56
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.74	1.21	3.43

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,526,690
  Number of Portfolio Holdings1,019
  Investment Advisory Fees Paid (000s)$16,225
  Portfolio Turnover Rate14.2%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.0%
AA Rated	7.5
A Rated	10.9
BBB Rated	18.3
BB Rated and Below	16.1
Not Rated	45.4
Reserves	0.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.1%
Transportation	12.8
Housing	8.2
Education	7.8
Special Tax	7.5
Industrial & Pollution Control	7.2
General Obligations - State	3.9
Water & Sewer	3.2
General Obligations - Local	2.8
Other	25.5

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.45%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free High Yield Fund

I Class (PTYIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)   Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2025
Financial Statements and Other Information
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troweprice.com .
T. ROWE PRICE
PRFHX Tax-Free High Yield
Fund
–!
PATFX Tax-Free High Yield
Fund–
.
Advisor Class
PTYIX Tax-Free High Yield
Fund–
.
I Class

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 10.97 $ 10.64 $ 12.22 $ 12.32 $ 12.67
Investment activities
Net investment income
(1)(2)
0.42 0.41 0.41 0.38 0.41
Net realized and unrealized
gain/loss 0.28 0.32 (1.58) (0.10) (0.34)
Total from investment
activities 0.70 0.73 (1.17) 0.28 0.07
Distributions
Net investment income (0.43) (0.40) (0.40) (0.38) (0.41)
Net realized gain — — (0.01) — (0.01)
Total distributions (0.43) (0.40) (0.41) (0.38) (0.42)
NET ASSET VALUE
End of period $ 11.24 $ 10.97 $ 10.64 $ 12.22 $ 12.32
Ratios/Supplemental Data
Total return
(2)(3)
6.45% 7.05% (9.64)% 2.21% 0.70%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.74% 0.76% 0.76% 0.72% 0.72%
Net expenses after waivers/
payments by Price Associates 0.67% 0. 67% 0.67% 0.63% 0.62%
Net investment income 3.79% 3.81% 3.68% 2.99% 3.48%
Portfolio turnover rate 14.2% 11.6% 19.7% 11.8% 12.8%
Net assets, end of period (in
millions) $1,458 $1,826 $1,949 $3,580 $3,915
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 11.03 $ 10.70 $ 12.29 $ 12.39 $ 12.74
Investment activities
Net investment income
(1)(2)
0.39 0.37 0.38 0.35 0.39
Net realized and unrealized
gain/loss 0.28 0.32 (1.59) (0.11) (0.35)
Total from investment
activities 0.67 0.69 (1.21) 0.24 0.04
Distributions
Net investment income (0.39) (0.36) (0.37) (0.34) (0.38)
Net realized gain — — (0.01) — (0.01)
Total distributions (0.39) (0.36) (0.38) (0.34) (0.39)
NET ASSET VALUE
End of period $ 11.31 $ 11.03 $ 10.70 $ 12.29 $ 12.39
Ratios/Supplemental Data
Total return
(2)(3)
6.17% 6.65% (9.89)% 1.90% 0.41%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.08% 1.12% 1.03% 1.03% 1.02%
Net expenses after
waivers/payments by Price
Associates 1.02% 1.02% 0.93% 0.94% 0.92%
Net investment income 3.45% 3.46% 3.43% 2.76% 3.27%
Portfolio turnover rate 14.2% 11.6% 19.7% 11.8% 12.8%
Net assets, end of period (in
thousands) $3,287 $4,552 $5,322 $7,637 $9,310
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 10.96 $ 10.64 $ 12.22 $ 12.31 $ 12.67
Investment activities
Net investment income
(1)(2)
0.44 0.42 0.42 0.39 0.43
Net realized and unrealized
gain/loss 0.28 0.31 (1.58) (0.09) (0.36)
Total from investment
activities 0.72 0.73 (1.16) 0.30 0.07
Distributions
Net investment income (0.44) (0.41) (0.41) (0.39) (0.42)
Net realized gain — — (0.01) — (0.01)
Total distributions (0.44) (0.41) (0.42) (0.39) (0.43)
NET ASSET VALUE
End of period $ 11.24 $ 10.96 $ 10.64 $ 12.22 $ 12.31
Ratios/Supplemental Data
Total return
(2)(3)
6.69% 7.07% (9.51)% 2.41% 0.71%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.60% 0.65% 0.62% 0.60% 0.62%
Net expenses after
waivers/payments by Price
Associates 0.54% 0.55% 0.53% 0.51% 0.52%
Net investment income 3.94% 3.93% 3.84% 3.10% 3.57%
Portfolio turnover rate 14.2% 11.6% 19.7% 11.8% 12.8%
Net assets, end of period (in
thousands) $2,065,274 $1,508,922 $1,846,303 $1,942,439 $1,072,180
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free High Yield Fund
February 28, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 38
United Airlines Holdings (1) — 29
Total Common Stocks (Cost $32) 67
MUNICIPAL SECURITIES 99.2%
ALABAMA  1.9%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,874
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  2,210 2,381
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,210
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  7,000 7,576
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (1)(2) 2,925 1,609
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/43 (1)(2) 2,265 1,246
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.875%, 1/1/43 (1)(2) 1,585 872
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 7.50%, 1/1/47 (1)(2) 2,835 1,559
Jefferson County, Sewer Revenue, 5.50%, 10/1/53  2,625 2,844
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (3) 3,675 3,731
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (3) 3,175 3,134
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,163
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (4) 17,450 17,820
66,019
ALASKA  0.1%
Northern Tobacco Securitization, Series B-2, Class 2, Zero
Coupon, 6/1/66  14,999 2,190
2,190
ARIZONA  1.7%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 4.48%, 1/1/37  2,165 2,110
Arizona IDA, Series A, 4.50%, 7/15/29 (4) 1,500 1,454

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (4) 730 691
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (4) 1,265 1,094
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39  1,050 1,058
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49  1,595 1,531
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (4) 5,445 5,207
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (4) 2,375 2,405
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (4) 3,970 3,980
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47 (3)(4) 6,150 5,526
Maricopa County, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,575 2,575
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/44  790 798
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/49  475 476
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,675 1,663
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (4) 2,380 2,141
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (4) 2,530 2,099
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57 (4) 2,865 2,322
Salt Verde Financial, 5.00%, 12/1/37  12,970 14,194
Sierra Vista IDA, 5.00%, 6/15/54 (4) 1,500 1,482
Sierra Vista IDA, 5.00%, 6/15/64 (4) 3,875 3,758
Tempe IDA, Friendship Village of Tempe Project, Series A,
4.00%, 12/1/46  1,980 1,796
58,360
ARKANSAS  1.1%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (3)(4) 11,560 11,335
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (3)(4) 3,955 3,936
Arkansas DFA, Green Bond, 5.45%, 9/1/52 (3) 5,985 6,211
Arkansas DFA, Green Bond, 7.375%, 7/1/48 (3)(4) 5,000 5,559
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (3)(4) 5,000 5,500
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (3) 7,875 7,898
40,439

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CALIFORNIA  7.6%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,281
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,525 4,915
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series G, VRDN, 5.25%, 11/1/54 (Tender
4/1/30)  2,285 2,429
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (4) 19,325 12,814
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (4) 7,980 6,367
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (4) 2,300 1,693
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (4) 21,120 16,975
California Community Housing Agency, Verdant at Green Valley
Project, 5.00%, 8/1/49 (4) 11,600 10,945
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,589 2,668
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,790 1,901
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/57  1,545 1,618
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.375%, 1/1/55 (4) 2,500 2,530
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (4) 2,750 2,744
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,515 1,467
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,566
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (3) 4,605 4,239
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 4,210 4,262
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,920
California Municipal Fin. Auth., UCR North Dist. Phase 1,
5.00%, 5/15/49  2,375 2,433
California Municipal Fin. Auth., UCR North Dist. Phase 1,
5.00%, 5/15/52  1,980 2,023
California PFA, Enso Village Project, 2.375%, 11/15/28 (4) 340 336
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 595 582
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (4) 10,000 10,097

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (4) 1,650 1,350
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (4) 1,500 1,111
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (4) 250 175
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 206
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 221
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 236
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 186
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,214
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 698
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 868
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,478
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 928
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,649
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,965 5,071
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,295
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (4) 2,375 2,420
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (4) 3,165 3,186
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 8,120 8,172
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 14,720 15,087
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,260 1,212
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,895 1,687
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 406
California Statewide Fin. Auth., Tobacco Industry, Series A,
6.00%, 5/1/43  1,190 1,215
CMFA Special Fin. Agency VII, Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (4) 6,105 5,225
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (4) 2,530 2,141
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (4) 2,835 2,465
CSCDA Community Improvement Auth., Jefferson Anaheim
Social Bonds, 3.125%, 8/1/56 (4) 2,200 1,713
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (4) 1,750 1,409

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (4) 6,207 4,958
CSCDA Community Improvement Auth., Monterey Station
Apartment Social Bonds, 3.125%, 7/1/56 (4) 5,105 3,520
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (4) 8,485 6,625
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (4) 2,955 2,627
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (4) 1,910 1,849
CSCDA Community Improvement Auth., Social Bonds,
Series A-2, 3.00%, 2/1/57 (4) 2,500 1,792
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,536
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  222,225 26,109
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  20,000 9,553
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 236
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 322
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.783%, 7/1/27  3,015 3,014
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  2,600 2,276
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (3) 12,000 13,031
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50 (4) 850 920
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53 (4) 1,290 1,392
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (5) 1,560 1,741
268,330
COLORADO  3.7%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  8,340 7,226
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,877
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  961 963
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,252
CCP Metropolitan Dist. No. 3, GO, 5.00%, 12/1/53  1,190 1,196
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (4) 3,500 3,366
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (6) 2,650 2,956
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.75%, 4/1/59 (4) 1,070 1,103

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.80%, 4/1/54 (4) 1,200 1,246
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 483
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 588
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 1,095
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,566
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (4) 1,145 817
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 2,350 1,531
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 3,285 2,155
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  4,000 4,000
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  11,325 11,325
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,351
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 501
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,600
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,187 1,214
Gold Hill North Business Improvement Dist., Series A, GO,
5.60%, 12/1/54 (4) 3,600 3,612
Green Valley Ranch East Metropolitan Dist. No. 6, Series A,
GO, 5.875%, 12/1/50  2,200 2,215
Mineral Business Improvement Dist., Series A, GO, 5.75%,
12/1/54 (4) 1,750 1,776
Mirabelle Metropolitan Dist. No. 2, Subordinate Bonds,
Series B, GO, 6.125%, 12/15/49  2,100 2,126
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  3,952 3,883
Palisade Metropolitan Dist. No. 2, Series B, STEP, 0.00%,
12/15/54 (4) 2,800 2,578
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (4) 500 450
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (4) 5,270 4,653
Public Auth. for Colorado Energy, 6.25%, 11/15/28  3,980 4,183
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 11,280
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (4) 5,690 4,980
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 6,095
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  10,025 5,962
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,780
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 810
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,448 1,386
St. Vrain Lakes Metropolitan Dist. No. 2, Series B, GO, 6.375%,
11/15/54 (2) 2,000 2,054

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 993
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  785 785
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 961
Sterling Ranch Community Auth. Board, Series A, 6.50%,
12/1/54  1,000 1,042
Sterling Ranch Community Auth. Board, Series B, 8.75%,
12/15/54  1,670 1,704
128,719
CONNECTICUT  1.5%
Connecticut Housing Fin. Auth., Series D-1, 4.85%, 11/15/59  5,015 5,073
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (4) 1,060 1,047
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (4) 1,260 1,206
Connecticut State HEFA, Goodwin Univ., Series A-1, 5.375%,
7/1/54  3,900 3,899
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  2,870 2,287
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,245
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  2,000 2,016
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,280 3,305
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,055 2,069
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,435 1,444
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,115 8,100
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  5,125 5,137
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,805
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (1)(2)(7) 23,166 5,328
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/41 (4) 550 519
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/51 (4) 2,715 2,364
52,844
DELAWARE  1.0%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 201
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,055
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,395
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 802
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 4,933
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 2,037
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,381
Delaware State Economic Dev. Auth., 4.00%, 6/1/52  1,260 1,041

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Delaware State Economic Dev. Auth., 4.00%, 6/1/57  1,220 979
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 210
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 901
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,340
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,418
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,869
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  6,875 6,928
33,490
DISTRICT OF COLUMBIA  2.2%
Dist. of Columbia, Methodist Home, Series A, 5.125%, 1/1/35  740 685
Dist. of Columbia, Methodist Home, Series A, 5.25%, 1/1/39  485 438
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  58,985 15,716
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 4,117
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,395
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,545
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,287
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,317
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 4,076
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 9,376
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/31 (4) 900 822
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/46 (4) 2,810 2,189
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/41 (4) 1,600 982
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/49 (4) 3,450 2,065
Metropolitan Washington Airports Auth., Airport System
Revenue & Refunding Bond, Series A, 5.00%, 10/1/46 (3) 3,000 3,093
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 11,992

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (6) 10,135 6,303
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,567
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 865
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 2,047
77,877
FLORIDA  5.6%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (1)(2) 190 124
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49 (1)(2) 7,480 4,862
Avenir Community Dev. Dist., 5.375%, 5/1/43  1,855 1,896
Avenir Community Dev. Dist., 5.625%, 5/1/54  890 915
Babcock Ranch Community Independent Special Dist., 5.25%,
5/1/55 (4) 1,750 1,758
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  6,745 6,746
Broward County Port Fac. Revenue, Senior Bond, Series B,
4.00%, 9/1/49 (3) 10,000 9,149
Capital Projects Fin. Auth., 5.00%, 6/15/54 (4) 575 567
Capital Projects Fin. Auth., 5.00%, 6/15/64 (4) 1,890 1,830
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  875 923
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  250 266
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  1,015 1,075
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/33  900 947
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/34  975 1,021
Capital Trust Agency, 4.00%, 6/15/51 (4) 2,735 2,158
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58 (4) 7,220 7,220
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (4) 3,300 2,893
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.625%, 6/15/44 (4) 410 426
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.00%, 6/15/54 (4) 655 684
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.125%, 6/15/60 (4) 800 836

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Trust Auth., Mason Classical Academy Project,
Series A, 5.00%, 6/1/64 (4) 2,550 2,473
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  565 527
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,055 880
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  2,310 1,879
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  755 755
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32  755 764
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  295 295
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  200 200
East Nassau Stewardship Dist., BAN, 5.25%, 5/1/29  4,200 4,200
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,985 6,203
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (3)(4) 2,450 2,478
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,465
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,434
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32 (3) 5,130 4,709
Florida Dev. Fin., Waste Pro USA, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (3)(4) 8,900 9,096
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (4) 2,495 2,341
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (4) 10,550 9,595
Golden Gem Community Dev. Dist., 6.00%, 5/1/55  4,000 4,090
Hammock Oaks Community Dev. Dist., Assessment Area Two,
5.85%, 5/1/44  875 895
Hammock Oaks Community Dev. Dist., Assessment Area Two,
6.15%, 5/1/54  1,000 1,026
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (4) 500 500
Hillcrest Preserve Community Dev. Dist., 5.00%, 5/1/44 (4) 1,200 1,182
Hillcrest Preserve Community Dev. Dist., 5.30%, 5/1/54 (4) 1,615 1,590
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  4,880 5,408
Hobe-St. Lucie Conservancy Dist., 5.875%, 5/1/55  2,700 2,794
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 9,095 8,061
Lakes of Sarasota Community Dev. Dist., Series A, 5.60%,
5/1/55  695 698
Lakes of Sarasota Community Dev. Dist., Series B, 5.25%,
5/1/34  1,100 1,112
Lakes of Sarasota Community Dev. Dist. 2, Series A, 5.70%,
5/1/55  765 773

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  1,395 1,415
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (4) 225 235
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (4) 240 248
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37  2,875 2,935
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  3,635 3,697
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,155 1,167
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,325 2,334
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 818
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,401
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Three Project, Series AA3, 6.05%, 5/1/54  1,375 1,405
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Two Project, Series AA2, 6.00%, 5/1/54  555 564
Malabar Springs Community Dev. Dist., Assessment Area One,
5.20%, 5/1/44  1,000 999
Marion Ranch Community Dev. Dist., 5.70%, 5/1/44  795 812
Marion Ranch Community Dev. Dist., 5.95%, 5/1/54  1,375 1,402
Miami-Dade County EFA, Series B, 5.25%, 4/1/45  10,000 11,059
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  2,200 2,201
Newport Isles Community Dev. Dist., 5.20%, 5/1/54  2,690 2,659
North AR-1 Pasco Community Dev. Dist., Assessment Area
Five, Series A, 6.00%, 5/1/54  1,965 2,014
Orange County HFA, 4.00%, 10/1/52  4,605 4,157
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,000 2,563
Parrish Lakes Community Dev. Dist., Assessment Area Three,
5.80%, 5/1/54  1,625 1,636
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 4.75%, 5/1/31  100 102
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.625%, 5/1/44  245 253
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.875%, 5/1/54  375 388
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 4.875%, 5/1/31  365 371
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 5.80%, 5/1/44  700 727

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 6.05%, 5/1/54  1,250 1,301
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37  1,095 1,107
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42  1,035 1,040
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47  2,535 2,536
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52  5,360 5,287
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 2,187
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,225 2,779
Seminole Palms Community Dev. Dist., 5.50%, 5/1/55 (4) 1,550 1,546
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 674
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,503
Village Community Dev. Dist. No. 15, 4.20%, 5/1/39 (4) 500 499
Village Community Dev. Dist. No. 15, 4.80%, 5/1/55 (4) 3,000 3,005
Westside Haines City Community Dev. Dist., Assessment Area
Two Project, 6.00%, 5/1/54  1,590 1,640
198,385
GEORGIA  3.3%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42 (3) 6,650 7,198
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(2) 2,850 1,140
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(2) 15,200 6,080
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (1)(2) 8,525 3,410
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (4) 13,542 11,764
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 620 615
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4)(8) 1,625 1,535
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4)(8) 3,360 3,018
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4)(8) 4,250 3,701
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,684
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 2,375 2,196
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 6,730 5,703

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (4) 2,730 2,692
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 2,180 2,101
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 2,033
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 1,220 1,164
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,203
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,250 3,805
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 2,645 2,687
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 14,530 14,110
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (4) 160 162
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 1,215 1,251
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 1,980 2,021
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,215 1,240
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  2,810 2,951
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  2,600 2,799
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  2,725 2,892
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,119
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (4) 2,120 2,135
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (4) 2,210 2,218
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (4) 8,705 8,302
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  6,000 6,151
118,080
GUAM  0.2%
Guam Power Auth., Series A, 5.00%, 10/1/42  4,050 4,246
Guam Power Auth., Series A, 5.00%, 10/1/43  1,930 2,011
Guam Power Auth., Series A, 5.00%, 10/1/44  1,695 1,762
8,019
IDAHO  0.5%
Power County IDC, FMC Project, 6.45%, 8/1/32 (3) 3,620 3,632

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Spring Valley Community Infrastructure Dist. No. 1, Assessment
Area Two, 6.25%, 9/1/53 (4) 4,700 4,946
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (4) 10,448 9,563
18,141
ILLINOIS  4.6%
Chicago, Series A, GO, 5.00%, 1/1/39  1,025 1,053
Chicago, Series A, GO, 5.00%, 1/1/40  2,375 2,429
Chicago, Series A, GO, 5.50%, 1/1/35  3,165 3,326
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (6) 830 862
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (6) 900 933
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (9) 12,290 11,069
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (6)(10) 11,245 9,417
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (3) 4,275 4,577
Chicago, Works, Series A, GO, 5.50%, 1/1/40  2,530 2,697
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,130 2,224
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,095 2,174
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,658
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,377
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 2,988
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 2,018
Illinois, Series C, GO, 5.00%, 11/1/29  5,000 5,239
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (3) 1,385 1,387
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 7,885
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,382
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 5,356
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (4) 1,000 1,082
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (4) 1,000 1,072
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (4) 1,195 1,263
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 3,091
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,232
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 (Prerefunded
5/15/25) (11) 950 954
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  2,115 2,127
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  3,955 3,960
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  910 923

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  630 639
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,175 2,189
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,184
Illinois Housing Dev. Auth., Series G, 5.00%, 10/1/46  1,380 1,416
Illinois Housing Dev. Auth., Series G, 6.25%, 10/1/52  1,085 1,169
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  595 615
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  8,285 8,491
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/30 (9) 3,040 2,490
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/33 (9) 46,130 33,232
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (9) 5,935 6,913
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (4) 2,800 2,812
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (4) 6,420 6,169
161,074
INDIANA  1.6%
East Chicago, USG Project, 5.50%, 9/1/28 (3) 1,405 1,368
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  8,655 8,932
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.75%, 3/1/54  6,845 7,293
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/39  400 433
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/44  2,500 2,637
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  5,160 5,317
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,398
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,683
Indiana Fin. Auth., Student Housing Project, Series A, 5.25%,
7/1/64  3,250 3,311
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,977
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(3)(12) 9,846 —
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53  7,490 8,030
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (3)(4) 1,420 1,455
Valparaiso, Pratt Paper, 5.00%, 1/1/54 (3)(4) 3,000 3,065
57,899

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
KANSAS  0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,030
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 926
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 940
2,896
KENTUCKY  1.9%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (3)(4) 1,945 1,952
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52 (3)(4) 6,270 6,267
Kenton County Airport Board, Series A, 5.25%, 1/1/49 (3) 825 868
Kenton County Airport Board, Series A, 5.25%, 1/1/54 (3) 2,500 2,614
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 1,997
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,268
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,704
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,340
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42  3,560 3,034
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,320 1,113
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,625
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 4,085
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,455
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,134
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 11,171
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,144
65,771
LOUISIANA  0.9%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (4) 1,900 1,928
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (4) 2,220 2,234
Louisiana Gasoline & Fuels Tax, Second Lien, Series A-2,
VRDN, 1.50%, 5/1/43  675 675
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (3) 7,475 8,131

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (3)(4) 3,500 3,802
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (4) 1,310 1,316
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (4) 4,190 4,625
Saint James Parish, Nustar Logistics, Series 2, 6.35%,
7/1/40 (4) 4,235 4,657
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (4) 5,485 6,049
33,417
MARYLAND  5.4%
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33  2,175 2,176
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43  4,575 4,576
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,264
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 17,053
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,190 1,210
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,517
Maryland DOT, Series A, 5.25%, 8/1/54 (3)(5) 6,500 6,910
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  4,040 4,097
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/25  410 411
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (4) 1,900 1,906
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (4) 2,010 2,015
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  765 745
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/40  1,740 1,628
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,000 1,714
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (3) 2,100 2,189
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (3) 41,675 43,173
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,806
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  825 827
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 817

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,246
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 825
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 849
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,126
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  5,430 5,556
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  16,365 16,536
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  475 485
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,205 1,231
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,425 1,454
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  1,270 1,295
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,190 1,213
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,324
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,787
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,343
Montgomery County, Series E, GO, VRDN, 1.60%, 11/1/37  1,400 1,400
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  1,370 1,391
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 369
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,646
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (4) 1,385 1,390
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (4) 1,980 1,983
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,211
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,609
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 799
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 300
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,458
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,695
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 5,112

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 403
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 401
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,377
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,447
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,641
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 900
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 2,245
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 6,149
Washington Suburban Sanitary Commission, Series A, VRDN,
BAN, 1.35%, 6/1/27  2,700 2,700
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,886
188,816
MASSACHUSETTS  0.4%
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (4) 1,200 1,212
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/60 (4) 1,100 1,106
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47 (4) 3,000 3,011
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (4) 5,290 5,284
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 2,061
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (3) 2,895 2,666
15,340
MICHIGAN  1.1%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/37  790 795
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/41  4,510 4,499
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/47  12,580 12,047
Detroit, GO, 5.00%, 4/1/29  570 597
Detroit, GO, 5.00%, 4/1/30  555 581
Detroit, GO, 5.00%, 4/1/31  595 621
Detroit, GO, 5.00%, 4/1/32  670 697
Detroit, GO, 5.00%, 4/1/33  950 986

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Detroit, GO, 5.00%, 4/1/37  2,280 2,352
Detroit, GO, 5.00%, 4/1/38  1,110 1,143
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,667
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 930
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 2,006
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 837
Ivywood Classical Academy, Public School, 6.00%, 1/1/54  3,890 3,927
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  1,875 1,711
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  20,180 2,701
38,097
MINNESOTA  0.2%
Deephaven, Seven Hills Preparatory Academy, Series A,
6.125%, 6/15/61 (4) 4,500 4,432
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (4) 400 403
Eagan, Great Oaks Academy, Series A, 6.375%, 2/1/55 (4) 700 705
Eagan, Great Oaks Academy, Series A, 6.50%, 2/1/65 (4) 1,250 1,265
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 566
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 396
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 336
8,103
MISSOURI  1.7%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,277
Kansas City IDA, Series A-1, 5.00%, 6/1/46 (4) 1,675 1,677
Kansas City IDA, Series A-1, 5.00%, 6/1/54 (4) 1,250 1,228
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,566
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,282
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,165 2,864
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,685 1,671
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,814
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 12,295
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30  790 790
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35  555 551
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45  1,345 1,256

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,586
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,680 1,609
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  550 523
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 1,999
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,600 2,273
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.125%, 6/1/46  3,815 3,824
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.375%, 6/1/43  11,595 11,707
Taney County IDA, 6.00%, 10/1/49 (4) 3,500 3,518
59,310
MONTANA  0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 534
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 5,215
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 5,275
11,024
NEBRASKA  0.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,207
1,207
NEVADA  0.6%
Las Vegas Redev. Agency, 5.00%, 6/15/30  325 329
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,585 3,614
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,290 6,315
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/44  935 951
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/49  1,115 1,124
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/54  1,200 1,203
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (4) 9,500 1,422
Reno-Tahoe Airport Auth., Int'l. Airport, Series A, 5.25%,
7/1/54 (3) 4,175 4,375
19,333
NEW HAMPSHIRE  0.9%
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  2,495 2,485
New Hampshire Business Fin. Auth., Zero Coupon, 12/1/34 (4) 21,875 11,845
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(4) 3,245 2,795
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 3.925%, 7/20/40  2,575 2,371

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 4.18%, 5/20/42  1,550 1,410
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (4) 1,245 1,249
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (4) 690 693
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (4) 2,725 2,732
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 641
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 603
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,882
31,706
NEW JERSEY  1.9%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,437
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,552
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (4) 1,000 1,001
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (3) 2,125 2,128
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  3,880 3,841
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,585 1,585
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 9,130
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  6,445 6,282
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (3) 990 990
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (3) 1,385 1,385
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/40  3,130 3,286
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  790 776
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 725
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,108
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 2,007
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  11,870 10,512
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  1,275 1,376

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/35  5,000 5,385
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  5,250 5,766
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  5,000 5,099
Township of Franklin NJ, GO, 2.00%, 3/15/37  1,280 1,055
66,426
NEW YORK  4.6%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (4) 1,135 1,093
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (4) 2,680 2,453
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (4) 830 748
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (4) 460 467
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (3)
(4) 9,890 9,897
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (4) 425 407
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (4) 550 509
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (4) 1,980 1,725
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (4) 650 586
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (4) 13,110 12,662
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,205 5,528
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.25%, 3/15/52  6,375 6,915
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  5,000 3,960
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,620 4,733
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  20,695 5,829
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  8,610 7,924
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (1)(2)(4) 6,655 6,655
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (2) 13,414 1,232
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (11) 2,550 2,621
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (6) 5,250 4,146

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Municipal Water Fin. Auth., Water & Sewer
System, Series BB1, 3.00%, 6/15/50  5,000 3,843
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/30 (4) 1,000 1,003
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/31 (4) 800 801
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/34 (4) 800 794
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/36 (4) 1,400 1,374
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4) 5,040 5,045
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (4) 10,000 10,009
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.60%, 10/1/54  1,000 998
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 266, 4.65%, 10/1/50 (13) 2,375 2,389
New York Transportation Dev., 5.25%, 6/30/60 (3)(6) 5,920 6,213
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (3) 12,445 12,460
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (3) 4,945 5,174
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (3) 3,005 3,104
New York Transportation Dev., JFK Airport Term, Series B,
STEP, 0.00%, 12/31/54 (3)(5) 2,540 1,652
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.50%, 12/31/60 (3) 9,905 10,515
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/39 (3) 1,955 2,057
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/40 (3) 1,290 1,353
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (3) 1,290 1,344
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/42 (3) 1,290 1,337
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (3) 1,615 1,695
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (3) 2,535 2,651
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/54 (3) 6,750 7,273
163,174

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
NORTH CAROLINA  1.7%
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,628
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (3)(6) 9,515 10,242
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,585 1,611
North Carolina Medical Care Commission, Series A, 5.50%,
9/1/54  1,325 1,345
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/49  600 612
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/54  1,340 1,356
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,810
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 3,605
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  2,180 1,762
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40  4,245 3,328
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45  3,525 2,615
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 671
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  865 821
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  770 689
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  765 664
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  3,980 3,426
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  730 731
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45  9,295 9,152
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37  1,225 1,235
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,510 4,547
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  6,845 6,875
60,725
OHIO  4.5%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  76,685 70,112
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,373

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  7,720 7,791
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,597
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,378
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  15,790 16,022
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 13,080
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  4,635 4,548
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  5,955 5,703
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,158
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,206
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,897
Ohio, Series A, 4.00%, 1/15/38  845 847
Ohio, Series A, 4.00%, 1/15/39  1,585 1,585
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (3)(4) 1,585 1,561
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%,
7/1/49 (3)(4) 16,000 15,141
Ohio Housing Fin. Agency, Haven's Edge Apartments Project,
Series A, 5.70%, 8/1/43 (4) 1,800 1,888
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (4) 3,125 3,137
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,532
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,806
159,362
OKLAHOMA  1.4%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 4,911
Oklahoma County Fin. Auth., Astec Project, 6.25%, 6/15/54 (4) 1,825 1,892
Oklahoma County Fin. Auth., Astec Project, 6.50%, 6/15/64 (4) 1,400 1,465
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  6,094 4,707
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  1,254 71
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,534
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 9,205
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,560
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 10,903
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35 (3) 8,705 8,721
48,969
OREGON  0.2%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  395 403
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/37  395 400

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/47  1,110 1,111
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/52  1,190 1,174
Oregon State Fac. Auth., Legacy Health Project, Series A,
5.00%, 6/1/52  3,800 3,973
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 4.00%, 11/15/26  120 118
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/31  275 276
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/36  360 359
7,814
PENNSYLVANIA  4.7%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 257
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 283
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (4) 6,035 6,086
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (4) 2,750 2,792
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (4) 4,975 4,985
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (4) 7,540 7,581
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (4) 7,125 7,134
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2024, 5.00%, 5/1/42 (4) 2,590 2,650
Berks County Municipal Auth., Tower Health Project, Series A-3,
5.00%, 6/30/39  2,500 2,493
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  11,681 8,655
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,581
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,553
Chester County IDA, Collegium Charter School Project, 6.00%,
10/15/52 (4) 2,275 2,361
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (4) 3,140 3,044
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (4) 3,790 3,558
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (4) 3,330 3,092
Doylestown Hosp. Auth., 5.375%, 7/1/39 (4) 2,075 2,260

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/47 (Prerefunded 7/1/25) (11) 5,935 5,972
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 921
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 964
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 1,022
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 200
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 790
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., 5.00%, 9/1/43  3,995 4,103
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,770
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 5,136
Pennsylvania Economic DFA, 5.50%, 6/30/40 (3) 3,155 3,410
Pennsylvania Economic DFA, 5.50%, 6/30/41 (3) 1,840 1,980
Pennsylvania Economic DFA, 5.50%, 6/30/43 (3) 1,840 1,962
Pennsylvania Economic DFA, 5.75%, 6/30/48 (3) 10,865 11,639
Pennsylvania Economic DFA, 6.00%, 6/30/61 (3) 7,800 8,495
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (3)(4) 9,120 10,261
Pennsylvania Economic DFA, Covanta Project, 3.25%,
8/1/39 (3)(4) 3,265 2,686
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (3) 6,905 6,914
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.713%, 7/1/39 (5) 6,650 6,159
Pennsylvania Turnpike Commission, Series A, 4.00%,
12/1/49 (6) 10,000 9,563
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  4,565 4,941
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  3,955 4,062
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/30  790 809
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,508
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,682
166,314
PUERTO RICO  10.0%
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 21,394 11,606
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 26,494 16,658
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 26,896 17,180
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (4) 2,150 2,285
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37 (4) 1,105 1,157

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (4) 10,975 10,380
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47 (4) 2,030 1,861
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (4) 2,675 2,685
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (4) 2,740 2,855
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (4) 2,865 3,010
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (4) 10,000 10,559
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 9,495 9,933
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 6,765 7,130
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (4) 18,445 18,720
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (4) 9,115 8,357
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25 (4) 2,780 2,790
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (4) 3,525 3,704
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (4) 8,520 8,925
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 5,864
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  10,975 11,053
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  8,948 8,967
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  11,792 11,715
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  6,748 6,495
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  668 672
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  9,406 9,838
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,721 4,155
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)
(15) 4,780 2,665
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)
(15) 95 53

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)
(15) 8,215 4,580
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(15) 1,145 638
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(15) 3,955 2,205
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/21 (1)(15) 1,605 895
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (1)(15) 135 75
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/26 (1)(15) 1,600 892
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (1)(15) 2,300 1,282
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (1)(15) 2,745 1,530
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)
(15) 470 262
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)
(15) 1,810 1,009
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)
(15) 610 340
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)
(15) 730 407
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)
(15) 95 53
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(15) 455 254
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(15) 390 217
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(15) 3,955 2,205
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)
(15) 165 92
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)
(15) 3,466 1,932
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)
(15) 790 440
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)
(15) 1,135 633
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)
(15) 110 61
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)
(15) 195 109
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)
(15) 1,960 1,093

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)
(15) 155 86
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)
(15) 1,460 814
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)
(15) 420 234
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)
(15) 169 94
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)
(15) 3,820 2,130
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  59 59
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  24,470 24,308
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  10,820 10,862
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  9,626 8,290
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 8,326
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  181,265 60,767
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  20,231 5,015
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,348
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,775 4,715
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  2,125 2,117
352,641
RHODE ISLAND  0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(2) 9,960 3,885
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36  3,955 3,963
Tobacco Settlement Fin., Asset-Backed Bonds, Series A, Zero
Coupon, 6/1/52  14,000 2,562
10,410
SOUTH CAROLINA  0.6%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  5,047 3,057
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  25,626 7,668
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  43,668 6,039
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  2,670 1,225
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  17,627 1,807
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,536 67

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(3)(4) 850 85
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(2)(3)(4) 5,035 504
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(2)(3)(4) 10,115 1,011
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29 (1)(2) 1,585 1,268
22,731
SOUTH DAKOTA  0.3%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,137
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,217
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,082
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,518
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,300 5,190
10,144
TENNESSEE  0.9%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase 1, 5.00%, 10/1/35  2,180 2,190
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (3)(4) 3,800 3,845
Knox County Health Ed. & Housing Fac. Board, Tennessee
Univ. Project, Series B-1, 5.125%, 7/1/59 (8) 2,600 2,702
Metropolitan Government Nashville & Davidson County Health
& Ed. Fac. Board, 5.25%, 5/1/53  3,850 4,092
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (3) 2,680 2,853
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.25%, 6/1/56 (4) 1,500 1,520
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 394
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 881
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,455
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  9,435 9,596
30,528
TEXAS  7.4%
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/59 (4) 1,320 1,295
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 5.00%,
6/15/64 (4) 3,650 3,625
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 709

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,653
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,310
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,660
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,482
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,811
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 395
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 909
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,769
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,478
Austin Texas Airport System Revenue, 5.00%, 11/15/43 (3) 920 961
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (3) 3,935 4,148
Celina, Public Improvement, 4.50%, 9/1/31 (4) 750 753
Celina, Public Improvement, 5.125%, 9/1/44 (4) 1,500 1,501
Celina, Public Improvement, 5.50%, 9/1/54 (4) 1,500 1,521
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 4.125%,
8/15/49  4,100 4,027
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%,
8/15/48  12,665 12,737
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31 (4) 255 214
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,275 1,019
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50 (4) 1,375 1,086
Corpus Christi, 6.125%, 9/15/44  1,000 1,008
Corpus Christi, 6.50%, 9/15/54  1,500 1,517
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  7,750 8,263
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,955
Friendswood, 7.00%, 9/15/54  2,750 2,759
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (3) 11,005 11,007
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/38  405 405
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43  415 415
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,327

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  1,000 974
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 813
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 801
Houston Airport System, Series B-1, 5.00%, 7/15/35 (3) 7,560 7,569
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/38 (3) 4,300 4,650
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/39 (3) 4,100 4,432
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (3) 1,620 1,545
Houston Airport System, United Airlines, Series B-1, 4.00%,
7/15/41 (3) 3,955 3,772
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,114
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,339
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,305
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 5,211
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,651
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 15,395 15,425
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 438
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 453
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 478
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 442
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,116
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,035
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,103
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,111
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A,
5.00%, 7/1/57  7,915 5,449
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series 2021B, VR, 2.00%, 11/15/61, (2.00% PIK) (1)(7) 5,689 2,104
New Hope Cultural Ed. Fac. Fin., Collegiate Housing Collage
Station, 5.00%, 4/1/46 (6) 12,385 12,385
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  4,630 4,633
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (11) 395 396
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 2,709
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 360

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 669
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 646
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 791
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 370
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 789
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 788
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,162
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 4,650
North Texas Tollway Auth., Series B, 3.00%, 1/1/51 (8) 7,445 5,685
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (3)(4) 900 764
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50 (3)(4) 1,980 1,408
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(4) 2,645 2,448
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (3)(4) 6,255 5,329
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
5.25%, 1/1/54 (3)(4) 2,000 2,054
Seagoville, Santorini Public Improvement District Project,
6.00%, 9/15/44 (4) 1,020 1,030
Seagoville, Santorini Public Improvement District Project,
7.00%, 9/15/54 (4) 3,000 3,000
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, 5.25%, 11/15/47 (1)(12) 1,283 —
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (1)(12) 6,750 1
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54  4,241 3,900
Texas Dept. of Housing & Community Affairs, Series A, 5.00%,
1/1/50  15,000 15,435
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  5,500 5,940
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (3) 3,000 3,032
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58 (3) 18,150 19,495

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  8,745 8,877
259,795
UTAH  2.0%
Black Desert Public Infrastructure Dist., Assessment Area 1,
5.625%, 12/1/53 (4) 9,325 9,450
Firefly Public Infrastructure Dist. No. 1, Series A-1, GO,
6.625%, 3/1/54 (4) 1,125 1,159
Firefly Public Infrastructure Dist. No. 1, Assessment Area No. 1,
5.625%, 12/1/43 (4) 3,858 3,930
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.00%, 6/1/44 (4) 500 502
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.20%, 6/1/54 (4) 1,175 1,184
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (4) 2,540 2,535
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (4) 1,240 1,285
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (4) 2,150 2,249
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,645
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 3,450
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 2,246
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 6,412
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (3) 2,765 2,824
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (3) 14,605 15,045
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (4) 5,216 5,216
Soleil Hills Public Infrastructure Dist. No. 1, Series A, GO,
5.875%, 3/1/55 (4) 2,420 2,421
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (4) 10,115 9,537
71,090
VIRGINIA  3.1%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,510
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  1,050 971
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  5,960 6,116
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  1,250 1,251
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  3,000 2,849
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,180 3,180
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,858

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  4,945 4,947
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 3,378
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,394
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 807
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,076
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 6,161
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (4) 4,750 3,842
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (4) 1,090 1,045
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (4) 1,700 1,563
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/25 (4) 1,140 1,135
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (4) 3,750 3,553
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/35 (4) 1,000 901
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/45 (4) 2,460 1,990
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 1.50%, 7/1/37  1,900 1,900
Virginia HDA, Series H, 4.75%, 12/1/59  5,000 5,050
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/40 (3) 1,150 1,108
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41 (3) 2,455 2,334
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42 (3) 1,025 962
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (3) 10,000 8,888
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36 (3) 845 900
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37 (3) 1,875 1,987
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (3) 3,000 2,441
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (3) 3,080 3,046

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (3) 1,000 968
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project,
5.00%, 12/31/57 (3) 2,995 3,076
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (3) 8,705 8,782
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (3) 12,865 12,937
109,906
WASHINGTON  1.2%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,066
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/54  3,910 4,119
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (4) 830 719
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (4) 2,300 1,759
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (4) 920 681
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (4) 175 172
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (4) 225 227
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (4) 650 651
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (4) 1,660 1,551
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (4) 2,575 2,513
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (4) 5,330 5,066
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,865 3,985
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  6,335 6,760
Washington State Housing Fin. Commission, Social Certificate,
Series 1, VR, 4.221%, 3/20/50 (Prerefunded 3/20/40) (11) 3,716 3,640
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,236 1,126
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  2,830 2,674
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 4,925 4,617
42,326

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
WEST VIRGINIA  0.3%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (4) 1,665 1,485
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (4) 1,150 1,114
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 1,940 1,976
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 1,940 1,974
Ohio County, Highlands Project, 5.25%, 6/1/44  1,000 1,031
Ohio County, Highlands Project, 5.25%, 6/1/53  1,250 1,272
8,852
WISCONSIN  4.0%
PFA, 5.00%, 2/1/64  1,500 1,505
PFA, Series A, 5.00%, 12/15/44 (4) 690 696
PFA, Series A, 5.00%, 12/15/54 (4) 2,000 1,968
PFA, Series B, 9.75%, 9/1/54 (4) 6,050 6,499
PFA, Celanese, Series B, 5.00%, 12/1/25 (3) 4,750 4,782
PFA, Celanese, Series C, 4.30%, 11/1/30 (3) 3,955 3,958
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,977
PFA, Challenge Foundation Academy, 6.625%, 7/1/43 (4) 1,000 1,043
PFA, Challenge Foundation Academy, 6.875%, 7/1/53 (4) 1,650 1,719
PFA, Challenge Foundation Academy, 7.00%, 7/1/58 (4) 1,850 1,926
PFA, CHF Manoa, Series A, 5.75%, 7/1/53 (4) 4,000 4,264
PFA, Church Home of Hartford, 5.00%, 9/1/30 (4) 630 630
PFA, Church Home of Hartford, 5.00%, 9/1/38 (4) 1,365 1,365
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (4) 585 569
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (4) 790 758
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (4) 3,650 3,276
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (4) 2,085 1,926
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (4) 535 552
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (4) 2,515 2,575
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (4) 1,670 1,675
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/55 (4) 1,250 1,208
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/60 (4) 700 670
PFA, Founders Academy of Las Vegas, Series A, 4.00%,
7/1/30 (4) 265 256
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/40 (4) 560 538
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/55 (4) 1,145 1,014

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43 (4) 325 339
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53 (4) 100 104
PFA, Founders Academy of Las Vegas, Series A, 6.75%,
7/1/58 (4) 375 393
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,869
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,423
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (4) 435 440
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (4) 965 965
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (4) 1,820 1,789
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 655
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,548
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,281
PFA, National Gypsum, 4.00%, 8/1/35 (3) 16,170 15,859
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (4) 4,520 3,011
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (2)(4) 2,090 1,041
PFA, Nolina & Sorella Projects, RAN, 5.50%, 12/15/32 (4) 3,717 3,703
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37 (4) 5,055 5,205
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (4) 5,055 4,944
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (3) 5,150 4,728
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (3) 12,930 11,050
PFA, Southminster, 5.00%, 10/1/43 (4) 1,780 1,785
PFA, Southminster, 5.00%, 10/1/48 (4) 1,585 1,556
PFA, Southminster, 5.00%, 10/1/53 (4) 4,560 4,389
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/51 (4) 2,190 1,827
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/61 (4) 1,215 968
PFA, Univ. of Hawai'i Foundation Project, Series B, 5.25%,
7/1/61 (4) 4,385 3,866
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN,
1.65%, 4/1/48  100 100
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
1.30%, 4/1/54  1,200 1,200
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 882
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,289
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  955 986
Wisconsin HEFA, Chiara Housing And Services, 6.00%, 7/1/60  6,930 7,181
Wisconsin HEFA, Dickson Hollow Phase II Project, 6.125%,
10/1/59  1,625 1,695
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 602
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 572

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 460
141,054
Total Municipal Securities (Cost $3,649,482) 3,497,147
Total Investments in Securities
99.2% of Net Assets
(Cost $3,649,514) $ 3,497,214
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $931,013 and represents 26.4% of net assets.
(5) Insured by Assured Guaranty Corporation
(6) Insured by Assured Guaranty Municipal Corporation
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Insured by Build America Mutual Assurance Company
(9) Insured by National Public Finance Guarantee Corporation
(10) Insured by Financial Guaranty Insurance Company
(11) Prerefunded date is used in determining portfolio maturity.
(12) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) When-issued security
(14) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(15) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,649,514) $ 3,497,214
Interest receivable 36,470
Receivable for shares sold 3,193
Receivable for investment securities sold 1,296
Cash 221
Other assets 101
Total assets 3,538,495
Liabilities
Payable for investment securities purchased 4,175
Payable for shares redeemed 3,366
Investment management fees payable 1,216
Due to affiliates 87
Payable to directors 2
Other liabilities 2,959
Total liabilities 11,805
NET ASSETS $ 3,526,690

T. ROWE PRICE Tax-Free High Yield Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (325,927)
Paid-in capital applicable to 313,824,788 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,852,617
NET ASSETS $ 3,526,690
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,458,129; Shares outstanding:
129,741,480) $ 11.24
Advisor Class
(Net assets: $3,287; Shares outstanding: 290,670) $ 11.31
I Class
(Net assets: $2,065,274; Shares outstanding:
183,792,638) $ 11.24

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Income
.
  Interest $ 152,160
Dividend 3
Total income 152,163
Expenses
Investment management 18,397
Shareholder servicing
Investor Class $ 2,566
Advisor Class 8
I Class 347 2,921
Rule 12b-1 fees
Advisor Class 10
Prospectus and shareholder reports
Investor Class 68
Advisor Class 1
I Class 30 99
Legal and audit 515
Interest 369
Custody and accounting 243
Registration 141
Directors 11
Miscellaneous 109
Waived / paid by Price Associates (2,172)
Total expenses 20,643
Net investment income 131,520
Realized and Unrealized Gain / Loss –
Net realized loss on securities (27,067)
Change in net unrealized gain / loss on securities 109,126
Net realized and unrealized gain / loss 82,059
INCREASE IN NET ASSETS FROM OPERATIONS $ 213,579

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 131,520 $ 132,460
Net realized loss (27,067) (72,429)
Change in net unrealized gain / loss 109,126 173,874
Increase in net assets from operations 213,579 233,905
Distributions to shareholders
Net earnings
Investor Class (64,168) (71,729)
Advisor Class (135) (165)
I Class (67,540) (58,752)
Decrease in net assets from distributions (131,843) (130,646)
Capital share transactions
*
Shares sold
Investor Class 345,727 660,371
Advisor Class 314 79
I Class 790,133 300,989
Distributions reinvested
Investor Class 51,691 58,319
Advisor Class 135 165
I Class 42,717 39,365
Shares redeemed
Investor Class (808,414) (897,519)
Advisor Class (1,818) (1,154)
I Class (315,227) (724,825)
Increase (decrease) in net assets from capital
share transactions 105,258 (564,210)

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Net Assets
Increase (decrease) during period 186,994 (460,951)
Beginning of period 3,339,696 3,800,647
End of period $ 3,526,690 $ 3,339,696
*Share information (000s)
Shares sold
Investor Class 31,063 62,700
Advisor Class 28 8
I Class 70,712 28,440
Distributions reinvested
Investor Class 4,643 5,481
Advisor Class 12 15
I Class 3,836 3,696
Shares redeemed
Investor Class (72,490) (84,854)
Advisor Class (162) (107)
I Class (28,374) (68,101)
Increase (decrease) in shares outstanding 9,268 (52,722)

T. ROWE PRICE Tax-Free High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free High Yield Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).The Tax-Free
High Yield Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities. The fund has three classes of shares: the Tax-Free High Yield Fund (Investor Class), the Tax-Free High Yield
Fund–Advisor Class (Advisor Class) and the Tax-Free High Yield Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Tax-Free High Yield Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Tax-Free High Yield Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Tax-Free High Yield Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Tax-Free High Yield Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 3,497,147 $ — $ 3,497,147
Common Stocks 67 — — 67
Total $ 67 $ 3,497,147 $ — $ 3,497,214

T. ROWE PRICE Tax-Free High Yield Fund

interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $600,157,000 and
$479,681,000, respectively, for the year ended February 28, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Tax-Free High Yield Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the recharacterization of distributions and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
($000s)
February 28,
2025
February 29,
2024
Ordinary income (including short-term capital
gains, if any) $ 2,200 $ —
Tax-exempt income 129,643 130,646
Total distributions $ 131,843 $ 130,646
($000s)
Cost of investments $ 3,632,549
Unrealized appreciation $ 71,629
Unrealized depreciation (206,965)
Net unrealized appreciation (depreciation) $ (135,336)
($000s)
Undistributed ordinary income $ 72
Undistributed tax-exempt income 5,543
Net unrealized appreciation (depreciation) (135,336)
Loss carryforwards and deferrals (196,206)
Total distributable earnings (loss) $ (325,927)

T. ROWE PRICE Tax-Free High Yield Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.17%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2025, the effective annual group fee rate was 0.28%. Prior to November 1, 2024, Price
Associates had contractually agreed to waive a portion of its management fee in order to limit the fund’s management fees to 0.49% of the fund’s average daily net assets. The total management fees waived were $2,172,000 and allocated ratably in the amounts of $1,163,000 for the Investor Class, $2,000 for the Advisor Class, and $1,007,000 for the I Class, for the year ended
February 28, 2025.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to November 1, 2024, the contractual expense limitations for the Investor Class and Advisor Class were 0.94% and 1.19%, respectively.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees

T. ROWE PRICE Tax-Free High Yield Fund

and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.80% 1.05% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Tax-Free High Yield Fund

Associates and $788,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Tax-Free High Yield Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility).
Excluding commitments designated for the foreign investment funds, the U.S.
borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and
$250 million is available to the U.S. tax-free high yield borrowers, on a first-
come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Secured
Overnight Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds
Effective Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At February 28, 2025, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was
$1,150,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health

T. ROWE PRICE Tax-Free High Yield Fund

epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Tax-Free High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Tax-Free High Yield Fund, Inc.
and Shareholders of T. Rowe Price Tax-Free High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Free High Yield Fund
(constituting T. Rowe Price Tax-Free High Yield Fund, Inc.) (the "Fund") as
of February 28, 2025, the related statement of operations for the year ended
February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February
28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Free High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Free High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $129,033,000 which qualified as exempt-interest dividends.
For taxable non-corporate shareholders, $1,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $1,000 of the fund's income qualifies for the dividends-
received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F59-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2025